Shared-based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 15, 2011
Shareholders Equity [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	13,000,000
Stock-based compensation expense	$ 32,700,000	$ 39,000,000	$ 59,400,000
Unrecognized compensation cost	57,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 11.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 79.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	41,400,000	97,100,000	19,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,063,352	4,245,789	8,824,705	8,115,467
Stock Issued During Period, Shares, Treasury Stock Reissued	75,450	188,374
Issuance of ordinary shares related to the employee stock purchase plan	4,617,000	5,310,000	6,062,000
Employee Stock Purchase Plan
Shareholders Equity [Line Items]
Stock-based compensation expense	600,000	2,500,000
Percentage Of Contribution By The Employees	10.00%
Percentage Of Price Per Common Stock	90.00%
Share-Based Compensation, ESPP Contribution, Amount Numerator	25,000
Percentage Of Common Shares Outstanding					1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					1,200,000
Nonvested Stock Options
Shareholders Equity [Line Items]
Unrecognized compensation cost	14,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 20.28	$ 9.37	$ 10.50
Weighted Average Remaining Requisite Service Period Of Non Vested Stock Options	2 years
Performance Stock Units
Shareholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Performance Cycle Period	3 years
Performance Stock Units | Minimum
Shareholders Equity [Line Items]
Share-based Compensation, Award Adjustment Rate	0.00%
Performance Stock Units | Maximum
Shareholders Equity [Line Items]
Share-based Compensation, Award Adjustment Rate	300.00%
Restricted Stock Units (RSUs) and Performance Stock Units (PSUs)
Shareholders Equity [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 10 months 24 days
Nonvested Restricted Stock Units And Performance Stock Units
Shareholders Equity [Line Items]
Unrecognized compensation cost	$ 27,100,000	$ 16,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 73.70	$ 31.55	$ 34.76
Nonvested Restricted Stock
Shareholders Equity [Line Items]
Weighted Average Remaining Requisite Service Period Of Non Vested Stock Options		0 years 3 months 18 days